Deposits and Subordinated Debt - Summary of Deposits (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Disclosure Of Deposits [Line Items]
Interest bearing	$ 58,872
Non-interest bearing	97,406
Payables after notice	272,756
Payable on a fixed date	275,915
Total	704,949	$ 685,631	$ 672,500
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	49,548
Non-interest bearing	86,363
Payables after notice	131,691
Payable on a fixed date	174,214
Total	441,816	427,316
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	8,981
Non-interest bearing	10,971
Payables after notice	139,667
Payable on a fixed date	73,016
Total	232,635	232,830
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	343
Non-interest bearing	72
Payables after notice	1,398
Payable on a fixed date	28,685
Total	30,498	25,485
Banks [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	4,322
Non-interest bearing	2,212
Payables after notice	953
Payable on a fixed date	17,486
Total	24,973	26,611
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	49,010
Non-interest bearing	57,146
Payables after notice	148,066
Payable on a fixed date	204,156
Total	458,378	442,248
Individuals [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	5,540
Non-interest bearing	38,048
Payables after notice	123,737
Payable on a fixed date	54,273
Total	$ 221,598	$ 216,772